Sales and Marketing Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Sales and Marketing Expenses [Abstract]
Schedule of Sales and Marketing Expenses
	Six months ended June 30,	Six months ended June 30,
	2025	2024

Payroll and related benefits (including share-based compensation)	1,212	1,423
Consulting and professional services	514	331
Travel	146	170
Conferences	109	140
Sales commissions	15	70
Advertising and promotion expenses	7	20
Others	143	142
	2,146	2,296